Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	11 Months Ended	3 Months Ended				4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	May 13, 2014
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges	$ (7,200)
Depreciation	(907,484)
Predecessor
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges		(76,500)	(1,162,100)	(116,600)	(46,200)
Non-recurring basis | Level 3 | Impairment charges and fair value adjustments, from January 1, 2014 through May 13, 2014 | Predecessor
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period						120,406
Impairment Charges						(49,247)
Reclassifications and Other Adjustments						3,846
Sales						(369)
Depreciation						(3,020)
Book Value at end of the period						71,616
Non-recurring basis | Level 3 | Flight equipment | Impairment charges and fair value adjustments, from January 1, 2014 through May 13, 2014 | Predecessor
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period						119,238
Impairment Charges						(49,247)
Reclassifications and Other Adjustments						(45,795)
Depreciation						(3,020)
Book Value at end of the period						21,176
Non-recurring basis | Level 3 | Lease receivables and other assets | Impairment charges and fair value adjustments, from January 1, 2014 through May 13, 2014 | Predecessor
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period						1,168
Reclassifications and Other Adjustments						12,614
Sales						(369)
Book Value at end of the period						13,413
Non-recurring basis | Level 3 | Net investment in finance and sales-type leases | Impairment charges and fair value adjustments, from January 1, 2014 through May 13, 2014 | Predecessor
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications and Other Adjustments						37,027
Book Value at end of the period						$ 37,027